Note 8 - Mineral Property Interests - Exploration and Evaluation Expenditures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance at December 31, 2015	$ 22,765	$ 6,632
Assaying	1,836	840
Exploration drilling	6,936	1,864
Camp cost, equipment and field supplies	3,279	1,474
Geological consulting services	4,313	1,379
Geophysical analysis	662	680
Permitting, environmental and community costs	1,693	721
Expediting and mobilization	974	549
Salaries and wages	3,221	1,937
Fuel and consumables	2,113	1,629
Aircraft and travel	10,401	4,077
Share based compensation	767	971
Total for the year ended December 31, 2016	36,171	16,121
Currency translation adjustment	(208)	12
Refundable tax credits	(24)
Balance at December 31, 2016	58,728	22,765
Nunavut exploration projects [member]
Statement Line Items [Line Items]
Balance at December 31, 2015	20,740	6,289
Assaying	1,297	797
Exploration drilling	4,936	1,864
Camp cost, equipment and field supplies	1,116	1,136
Geological consulting services	1,810	1,045
Geophysical analysis	366	668
Permitting, environmental and community costs	440	253
Expediting and mobilization	742	538
Salaries and wages	2,043	1,751
Fuel and consumables	1,858	1,626
Aircraft and travel	8,557	3,987
Share based compensation	343	786
Total for the year ended December 31, 2016	23,508	14,451
Currency translation adjustment
Refundable tax credits
Balance at December 31, 2016	44,248	20,740
Homestake Ridge mining property [member]
Statement Line Items [Line Items]
Balance at December 31, 2015	142
Assaying	357
Exploration drilling	1,822
Camp cost, equipment and field supplies	676	17
Geological consulting services	785	21
Geophysical analysis	86
Permitting, environmental and community costs	186	60
Expediting and mobilization	176	11
Salaries and wages	866	1
Fuel and consumables	231
Aircraft and travel	1,618	7
Share based compensation	149	25
Total for the year ended December 31, 2016	6,928	142
Currency translation adjustment
Refundable tax credits	(24)
Balance at December 31, 2016	7,070	142
Peruvian exploration projects [member]
Statement Line Items [Line Items]
Balance at December 31, 2015	1,883	343
Assaying	182	43
Exploration drilling	178
Camp cost, equipment and field supplies	1,487	321
Geological consulting services	1,718	313
Geophysical analysis	210	12
Permitting, environmental and community costs	1,067	408
Expediting and mobilization	56
Salaries and wages	312	185
Fuel and consumables	24	3
Aircraft and travel	226	83
Share based compensation	275	160
Total for the year ended December 31, 2016	5,735	1,528
Currency translation adjustment	(208)	12
Refundable tax credits
Balance at December 31, 2016	$ 7,410	$ 1,883